REDEEMABLE PREFERRED SHARES - Movement of redeemable preferred shares (Details) ¥ in Thousands, $ / shares in Thousands, $ in Thousands					12 Months Ended
	Dec. 10, 2019 shares	Mar. 27, 2019 USD ($) $ / shares shares	Mar. 19, 2019 shares	Jan. 26, 2018 shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Movement of the redeemable preferred shares
Balance at beginning of year					¥ 1,061,981
Balance at end of year					980,910	¥ 1,061,981
Redeemable preferred shares
Movement of the redeemable preferred shares
Balance at beginning of year					1,061,981
Issuance of redeemable preferred shares						989,349
Change in redemption value of redeemable preferred shares						17,760
Accrual of redeemable preferred shares dividends					52,709	40,344
Settlement of redeemable preferred shares dividends					(65,489)	(25,014)
Foreign exchange impact					(68,291)	39,542
Balance at end of year					¥ 980,910	¥ 1,061,981
Redeemable preferred shares | PA Goldilocks Limited
Movement of the redeemable preferred shares
Issuance of shares (in shares) | shares		150,000
Share price | $ / shares		$ 1
Issuance of redeemable preferred shares | $		$ 150,000
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Movement of the redeemable preferred shares
Issuance of shares (in shares) | shares	6,318,680		13,731,343	8,000,000